Fair Value Measurement (Details) - Schedule of Level 3 Instruments Measured at Fair Value - Recurring {Member} - Level 3 [Member]	3 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Level 3 Instruments Measured at Fair Value [Line Items]
Balance as of beginning
Issuances – September 26, 2024	5,688,007
Change in fair value	49,861
Balance as of ending	$ 5,737,868